Other Commitments and Contingencies (Details) $ in Thousands, € in Millions, £ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2017 GBP (£) tax_lease	Dec. 31, 2003 GBP (£) tax_lease	Jun. 30, 2017 USD ($) plant shares	Jun. 30, 2017 EUR (€) plant shares	Dec. 31, 2016 USD ($)
Loss Contingencies [Line Items]
Book value of vessels secured against long-term loans | $			$ 2,064,899		$ 2,106,062
Number of tax leases | tax_lease		6
Gross cash benefit received from tax leases | £		£ 41
Number of tax leases terminated | tax_lease	5
Shareholders' Agreement, Project to Fund Development of Pipeline Infrastructure and FSRU
Loss Contingencies [Line Items]
Number of power plants in Ivory Coast intended to be supplied by project | plant			2	2
Remaining contractual commitments for project, estimate | €				€ 1
Minimum
Loss Contingencies [Line Items]
Estimate of possible exposure | £	£ 0
Maximum
Loss Contingencies [Line Items]
Estimate of possible exposure | £	£ 108
Maximum | Shareholders' Agreement, Project to Fund Development of Pipeline Infrastructure and FSRU
Loss Contingencies [Line Items]
Remaining contractual commitments for project, estimate | €				€ 15
Golar LNG Partners
Loss Contingencies [Line Items]
Number of tax leases remaining | tax_lease	1
Margin Loan Facility | Golar Partners, Common Units
Loss Contingencies [Line Items]
Number of common units pledged as security (in shares) | shares			20,852,291	20,852,291